Warrants - Equity-classified warrants (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended			3 Months Ended			8 Months Ended	12 Months Ended
	Jan. 22, 2021	Nov. 30, 2020	Jul. 20, 2020	Jun. 24, 2020	Mar. 17, 2020	Dec. 19, 2019	Nov. 04, 2019	May 06, 2019	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jan. 13, 2020
Class of Warrant or Right [Line Items]
Issued (in shares)		400,000	200,000	1,000,000	1,003,232	937,500	11,000			570,258	1,990,624	3,288,400			17,414,030	49,928,469
Warrants exercised (in dollars per share)												$ 0.76			$ 3.50	$ 0.58
Term of warrants		72 months		84 months		24 months	24 months
Warrants, modified exercise price (in dollars per share)				$ 4.25	$ 1.62					$ 0.65	$ 0.75
Warrants exercised (in shares)												1,839,275	1,687,690		1,144,999	1,937,690
Cash received for warrant exercises												$ 1,310		$ 0		$ 1,048	$ 4,007
Change in fair value of warrant liabilities				$ 100								$ 6,483		$ (1,379)		$ 24,898	$ 0
Warrants, exercise price (in dollars per share)		$ 1.00	$ 1.05	$ 1.25	$ 1.62	$ 5.00	$ 5.00			$ 0.65	$ 0.75
Shareholder Guaranties
Class of Warrant or Right [Line Items]
Fair value of warrants issued						$ 4,200
Exercise Price $5.00
Class of Warrant or Right [Line Items]
Warrants, exercise price (in dollars per share)						$ 5.00
Guarantor Warrants
Class of Warrant or Right [Line Items]
Issued (in shares)						6,500,000
Term of warrants						24 months
Warrants, exercise price (in dollars per share)						$ 1.82
ABG Warrants | Licensing arrangement
Class of Warrant or Right [Line Items]
Term of warrants																		24 months
Warrants, exercise price (in dollars per share)				$ 4.25														$ 5.00
June 2020 Warrants
Class of Warrant or Right [Line Items]
Issued (in shares)				1,000,000
Term of warrants				84 months
Warrants, exercise price (in dollars per share)				$ 1.25
July 2020 Guarantor Warrants
Class of Warrant or Right [Line Items]
Issued (in shares)			300,000
Term of warrants			84 months
Warrants, exercise price (in dollars per share)			$ 1.05
Broker
Class of Warrant or Right [Line Items]
Issued (in shares)								220,539
Warrants exercised (in dollars per share)								$ 3.00
PIPE Transaction
Class of Warrant or Right [Line Items]
Issued (in shares)								5,744,991
Warrants exercised (in dollars per share)								$ 4.25
Term of warrants								24 months
Warrants, modified exercise price (in dollars per share)									$ 1.25
Warrants exercised (in shares)									1,047,609
Cash received for warrant exercises									$ 1,300
Change in fair value of warrant liabilities									$ 200
January 2021 PIPE
Class of Warrant or Right [Line Items]
Issued (in shares)	3,288,400
Warrants exercised (in dollars per share)	$ 1.45
Term of warrants	6 years
Warrants, modified exercise price (in dollars per share)	$ 1.25
Change in fair value of warrant liabilities	$ 200